Share Capital (Details Narrative)			12 Months Ended
	Mar. 24, 2025 $ / shares	Mar. 24, 2025 CAD ($) Integer $ / shares shares	Jun. 30, 2025 CAD ($) Integer shares	Jun. 30, 2024 CAD ($) Integer shares	Mar. 24, 2025 CAD ($) $ / shares shares	Jun. 30, 2023 shares
IfrsStatementLineItems [Line Items]
Common shares oustanding | shares			35,433,947	27,191,075
Number of shares issued on registered direct offering | Integer		2,394,367	2,394,367
Number of shares issued on registered direct offering			$ 4,975,000
Legal and other issuance costs					$ 981,000
Number of placement equity warrants | shares		119,718
Number of placement equity warrants		130.00%
Purchase price per warrants | (per share)	$ 4.62	$ 6.61
Warrants term		5 years
Warrants value					$ 791,000
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Common shares oustanding | shares				27,191,075		26,800,000
Number of shares issued on registered direct offering | Integer		2,394,367
Subscription price | (per share)	3.55				$ 5.08
Number of shares issued on registered direct offering		$ 4,975
Number of shares issued on registered direct offering | shares					7,195
Legal and other issuance costs					$ 580,000
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued on registered direct offering | Integer			119,718
Exercise price of warrants | (per share)	$ 4.45				$ 6.37
Legal and other issuance costs					$ 401,000